Loss per share	12 Months Ended
Dec. 31, 2025
Loss per share [Abstract]
Loss per share
11	Loss per share

(a)	Basic loss per share

Basic loss per share is calculated by dividing the loss attributable to owners of the Company by the weighted average number of ordinary shares in issue during the year.

(b)	Diluted loss per share

Diluted loss per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares.

For the year ended 31 December 2023, 2024 and 2025, the Company has two categories of dilutive securities: Convertible Note and share option. These dilutive securities are assumed to have been converted into ordinary shares, and the net losses for the year is adjusted to eliminate the fair value gain or loss of these dilutive potential ordinary shares less related income tax effect.

The following table sets forth the computation of basic and diluted loss per share:

	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Numerator:
Loss attributable to owners of the Company – basic	(37,432)	(19,945)	(57,745)
Loss attributable to owners of the Company – diluted	(37,432)	(19,945)	(57,745)
Shares (denominator):
Weighted average number of shares – basic	131,658,595	143,504,373	143,504,373
Weighted average number of shares – diluted	131,658,595	143,504,373	143,504,373
Loss per share – basic (RMB)	(0.28)	(0.14)	(0.40)
Loss per share – diluted (RMB) (Note i)	(0.28)	(0.14)	(0.40)

Note	i As the Group incurred losses for the years ended 31 December 2024 and 2025, share option and the conversion of convertible note would be anti-dilutive and therefore, related changes in fair value are not included in the computation of diluted loss per share. Diluted loss per share and basic loss per share are the same for the year ended 31 December 2024 and 2025.